GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES

The following table sets forth the breakdown of our administrative expenses for the six months ended September 30, 2024 and 2025:

	Six Months ended September 30,
	2024	2025
	HKD	HKD

Accounting fee	$48,000	$60,000
Bank charges	42,186	76,497
Insurance expenses	20,755	405,009
Staff payroll costs	1,082,423	1,138,069
US listing fees	1,933,527	4,080,728
Legal and professional fees	188,842	8,499,094
Travelling expenses	83,017	120,815
Marketing fee for events	513,097	2,738,057
Office expenses	107,549	295,356
Variable lease payments	-	208,645
Share-based payment for service fee	-	23,500,011
Sundries	207,244	95,620
Total:	$4,226,640	$41,217,901

The following table sets forth the breakdown of our administrative expenses for the years ended March 31, 2023, 2024 and 2025:

	Year ended March 31,
	2023	2024	2025
	HKD	HKD	HKD

Accounting fee	$16,000	$24,000	$113,000
Bank charges	12,051	3,760	72,270
Insurance expenses	3,298	30,376	356,788
Staff payroll costs	395,000	232,956	1,411,500
Listing fees	-	-	3,503,862
Legal and professional fees	-	-	188,842
Travelling expenses	-	-	172,228
Marketing fee for events	-	-	541,965
Office expenses	17,954	329,360	296,346
Warehouse rent	-	-	216,036
Sundries	46,333	45,834	446,617
Total:	$490,636	$666,286	$7,319,454